Income Taxes (Reconciliatoin Of The Unrecognized Tax Benefits Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the beginning and ending balance of unrecognized tax benefits
Beginning Balance	$ 4,717	$ 4,376
Additions for current year tax positions	486	341
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	0	0
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	0
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0	0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(2,805)	0
Ending Balance	$ 2,398	$ 4,717